Equity-accounted Investments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments	$ 2,767	$ 3,432	$ 244
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Carrying amount of long-term debt	$ 16,900	20,600
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of Exposure to Loan Guarantee	50.00%
Equity method investment, ownership interest	50.00%
Income (Loss) from Equity Method Investments	$ 2,800	$ 3,400	$ 200
Teekay Tankers | High-Q Joint Venture | VLCC
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	1